OTHER INCOME, NET	12 Months Ended
Dec. 31, 2020
Other income, net [Abstract]
OTHER INCOME, NET	NOTE 23 – OTHER INCOME, NET
	New Israeli Shekels
	Year ended December 31,
	2018	2019	2020
	In millions
Unwinding of trade receivables	25	23	21
Other income, net	3	5	9
	28	28	30